Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Stock Option Activity
A summary of stock option activity for the year ended December 31, 2024 is as follows:

	Funko, Inc. Stock Options	Weighted Average Exercise Price	Aggregate Intrinsic Value	Remaining Contractual Life
	(in thousands)		(in thousands)	(years)
Outstanding at December 31, 2023	2,896	$14.49	$845	6.84
Granted	1,172	6.89	—
Exercised	(229)	6.16	915
Forfeited	(868)	15.57	111
Outstanding at December 31, 2024	2,971	11.82	10,094	7.27
Options exercisable at December 31, 2024	1,464	$15.30	$1,861	5.59
A summary of performance stock option activity for the year ended December 31, 2024 is as follows:

	Funko, Inc. Performance Stock Options	Weighted Average Exercise Price	Aggregate Intrinsic Value	Remaining Contractual Life
	(in thousands)			(years)
Outstanding at December 31, 2023	—	$—	$—	0.00
Granted	298	8.39	—
Outstanding at December 31, 2024	298	8.39	1,490	9.38
Options exercisable at December 31, 2024	—	$—	$—	0.00

Schedule of Restricted Stock Unit Activity
A summary of restricted stock unit activity for the year ended December 31, 2024 is as follows:

	Funko, Inc. Restricted Stock Units	Weighted Average Grant Date Fair Value	Remaining Contractual Life
	(in thousands)		(years)
Unvested at December 31, 2023	1,848	$12.51	2.86
Granted	2,084	7.15
Vested	(992)	10.44
Forfeited	(308)	10.16
Unvested at December 31, 2024	2,632	$9.10	2.76

Schedule of Performance Stock Unit Activity
A summary of performance stock unit activity for the year ended December 31, 2024 is as follows:

	Funko, Inc. Performance Stock Units	Weighted Average Grant Date Fair Value	Remaining Contractual Life
	(in thousands)		(years)
Unvested at December 31, 2023	113	$12.10	1.75
Granted	—	—
Vested	(3)	17.09
Forfeited	(68)	11.40
Unvested at December 31, 2024	42	$12.89	1.00

Schedule of Unvested Common Unit Activity	The following table presents information on stock option exercises (in thousands):

	Year ended December 31,
	2024	2023	2022
Cash received for exercise price	$1,410	$756	$1,472
Intrinsic value	915	559	1,042

Schedule of Option Pricing Model Inputs
For each of the options granted under the 2017 Plan and 2019 Plan, the following were the weighted-average of the option pricing model inputs:

	Year ended December 31,
	2024	2023	2022
Expected term (years)	6.00	6.01	6.05
Expected volatility	80.2%	76.7%	63.6%
Risk-free interest rate	4.2%	4.1%	2.2%
Dividend yield	—%	—%	—%